VESSELS AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Summary of Vessels and Equipment, Net
Movements in the six months ended June 30, 2022 for vessels and equipment, net is summarized as follows:

(in thousands of $)	Vessels and equipment	Dry docks	Total
Cost
At December 31, 2021	2,467,470	32,500	2,499,970
At June 30, 2022	2,467,470	32,500	2,499,970

Accumulated depreciation
At December 31, 2021	(143,923)	(13,882)	(157,805)
Charge	(32,592)	(3,221)	(35,813)
At June 30, 2022	(176,515)	(17,103)	(193,618)

Net book value
At December 31, 2021	2,323,547	18,618	2,342,165
At June 30, 2022	2,290,955	15,397	2,306,352